CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 364,766	$ 237,440
Short-term investments	31,188	98,439
Accounts receivable due	116,054	120,230
Prepaid expenses and other current assets	66,664	42,295
Total current assets	597,237	498,404
Property and equipment, net	22,816	22,850
Intangible assets, net	1,100	1,966
Goodwill	10,266	11,117
Long-term investments	399,933	294,679
Other assets	5,592	10,173
Total assets	1,036,944	839,189
Current liabilities (including amounts of the consolidated VIE without recourse to the primary beneficiaries of $107,389 and $137,256 as of December 31, 2015 and 2016, respectively.)
Accounts payable	48,997	40,456
Accrued and other liabilities	180,142	117,040
Deferred revenues	48,964	39,091
Due to related parties		12,188
Total current liabilities	278,103	208,775
Long-term liabilities
Long-term deferred revenues	666	1,047
Other long-term liabilities	817	1,338
Total long-term liabilities	1,483	2,385
Total liabilities	279,586	211,160
Commitments and contingencies (Note 16)
Shareholders' equity:
Ordinary shares: $0.00025 par value; 2,400,000 and 2,400,000 shares (including 1,800,000 Class A ordinary shares, 200,000 Class B ordinary shares and 400,000 shares to be designated) authorized; 212,177 and 218,076 shares (including 109,155 Class A ordinary shares and 108,921 Class B ordinary shares) issued and outstanding as of December 31, 2015 and 2016, respectively.	55	53
Additional paid-in capital	979,805	938,922
Accumulated other comprehensive loss	(26,994)	(10,635)
Accumulated deficit	(199,641)	(307,668)
Total Weibo shareholders' equity	753,225	620,672
Non-controlling interests	4,133	7,357
Total shareholders' equity	757,358	628,029
Total liabilities and shareholders' equity	1,036,944	839,189
Third parties
Current assets:
Accounts receivable due	61,655	32,217
Alibaba
Current assets:
Accounts receivable due	24,293	54,052
Other related parties
Current assets:
Accounts receivable due	30,106	33,961
Current liabilities (including amounts of the consolidated VIE without recourse to the primary beneficiaries of $107,389 and $137,256 as of December 31, 2015 and 2016, respectively.)
Due to related parties	9,300	8,000
SINA
Current assets:
Accounts receivable due	$ 18,565
Current liabilities (including amounts of the consolidated VIE without recourse to the primary beneficiaries of $107,389 and $137,256 as of December 31, 2015 and 2016, respectively.)
Due to related parties		$ 12,188